Employee benefit obligations - Expected total benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Later than one year member
Disclosure of defined benefit plans [line items]
Benefit	$ 22
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Benefit	18
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Benefit	20
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Benefit	20
Later than five years [member]
Disclosure of defined benefit plans [line items]
Benefit	21
Subsequent five years
Disclosure of defined benefit plans [line items]
Benefit	$ 111